Risks Arising from Financial Instruments - Summary of Estimated Impact on Changes in the Price of Commodities (Detail) - Commodity price risk [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Aluminum [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	22.00%	19.00%
Pre-tax impact on equity Prices increases	$ 408	$ 337
Pre-tax impact on equity Prices decrease	$ (408)	$ (337)
Energy [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	44.00%	52.00%
Pre-tax impact on equity Prices increases	$ 92	$ 130
Pre-tax impact on equity Prices decrease	$ (92)	$ (130)
Corn [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	19.00%	27.00%
Pre-tax impact on equity Prices increases	$ 38	$ 78
Pre-tax impact on equity Prices decrease	$ (38)	$ (78)
Plastic [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	16.00%	15.00%
Pre-tax impact on equity Prices increases	$ 12	$ 14
Pre-tax impact on equity Prices decrease	$ (12)	$ (14)
Sugar [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	27.00%	29.00%
Pre-tax impact on equity Prices increases	$ 20	$ 26
Pre-tax impact on equity Prices decrease	$ (20)	$ (26)
Wheat [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	27.00%	35.00%
Pre-tax impact on equity Prices increases	$ 13	$ 56
Pre-tax impact on equity Prices decrease	$ (13)	$ (56)
Rice [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	38.00%	26.00%
Pre-tax impact on equity Prices increases	$ 18	$ 13
Pre-tax impact on equity Prices decrease	$ (18)	$ (13)